PGIM Rock ETF Trust
PGIM S&P 500 Buffer 12 ETF – April
PGIM S&P 500 Buffer 20 ETF – April
(each a “Fund” and collectively the “Funds”)
Supplement dated March 31, 2025
to the Funds’ Currently Effective Summary Prospectus and Prospectus
As described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on April 1, 2025 and end on March 31, 2026.
An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.
Fund Name	Ticker	Cap	Investment Objective
PGIM S&P 500 Buffer 12 ETF – April	APRP	Gross: 14.17% Net: 13.67%*
The Fund’s investment objective is to provide
investors with returns that match the price return
of the SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 12% (before fees
and expenses) of the SPDR® S&P 500® ETF
Trust’s losses over the one year Target Outcome
Period. In seeking to achieve this investment
objective, the Fund’s upside cap over the period
April 1, 2025 through March 31, 2026 is 14.17%

PGIM S&P 500 Buffer 20 ETF – April	PBAP	Gross: 11.01% Net: 10.51%*
The Fund’s investment objective is to provide
investors with returns that match the price return
of the SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 20% (before fees
and expenses) of the SPDR® S&P 500® ETF
Trust’s losses over the one year Target Outcome
Period. In seeking to achieve this investment
objective, the Fund’s upside cap over the period
April 1, 2025 through March 31, 2026 is 11.01%

* Takes into account the Fund’s unitary management fee.
In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:
■
The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.
■
All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
LR5004APR